SHARE-BASED COMPENSATION - General (Details)	12 Months Ended
	Dec. 31, 2022 instrument shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
SHARE-BASED COMPENSATION
Number of share options approved for grant	8,026,159
Number of shares exercised | instrument	1,531,105
Unallocated pool	1,208,170	295,897	101,722